Pioneer Municipal High Income Opportunities Fund, Inc.
Schedule of Investments  |  January 31, 2025

Ticker Symbol: MIO

Schedule of Investments  |  1/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 110.7%
	Municipal Bonds — 110.7% of Net Assets(a)
	Alabama — 1.1%
1,100,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	$ 1,109,801
1,300,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	1,270,386
	Total Alabama	$2,380,187

	Arizona — 3.1%
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/49	$ 1,646,408
1,000,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/51 (144A)	831,160
950,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	758,869
4,000,000	Maricopa County Industrial Development Authority, Commercial Metals Company, 4.00%, 10/15/47 (144A)	3,494,280
	Total Arizona	$6,730,717

	Arkansas — 5.1%
9,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 9,317,030
1,750,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	1,804,268
	Total Arkansas	$11,121,298

	California — 3.3%
1,900,000(b)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A-4, 8.00%, 1/1/50 (144A)	$ 1,959,014
750,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.375%, 6/15/64 (144A)	811,823
300,000	California School Finance Authority, Envision Education – Obligated Group, Series A, 5.00%, 6/1/54 (144A)	305,142
250,000	California School Finance Authority, Fortune School of Education Obligated Group, Series A, 5.00%, 6/1/54 (144A)	240,205
700,000	California School Finance Authority, Fortune School of Education Obligated Group, Series A, 5.125%, 6/1/59 (144A)	671,328
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Principal Amount USD ($)		Value
	California — (continued)
2,315,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	$ 2,327,570
740,000	Chino Community Facilities District, Series 3, 5.00%, 9/1/54	771,376
	Total California	$7,086,458

	Colorado — 9.2%
5,180,000	Aerotropolis Regional Transportation Authority, 4.25%, 12/1/41	$ 4,747,677
3,500,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	3,080,910
2,575,000	Aerotropolis Regional Transportation Authority, 5.00%, 12/1/51	2,463,760
700,000	Aerotropolis Regional Transportation Authority, 5.75%, 12/1/54 (144A)	711,004
3,000,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/56	2,963,610
2,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	2,013,540
3,475,000	Prairie Center Metropolitan District No 3, Series A, 5.00%, 12/15/41 (144A)	3,460,370
500,000	Sterling Ranch Community Authority Board, Douglas County, Series A, 5.75%, 12/1/54 (144A)	499,850
	Total Colorado	$19,940,721

	Delaware — 0.4%
1,015,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	$ 814,121
	Total Delaware	$814,121

	District of Columbia — 0.2%
500,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	$ 500,935
	Total District of Columbia	$500,935

	Florida — 6.3%
1,200,000	Capital Projects Finance Authority, PRG - Unionwest Properties LLC Project, Series A-1, 5.25%, 6/1/39 (144A)	$ 1,252,812
1,335,000	Capital Trust Authority, Imagine School at West Pasco Project, Series A, 5.50%, 12/15/33 (144A)	1,302,266
1,320,000	Capital Trust Authority, Imagine School at West Pasco Project, Series A, 6.50%, 12/15/53 (144A)	1,330,177
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Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
650,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/64 (144A)	$ 628,400
2,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	2,029,060
1,000,000(b)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 12.00%, 7/15/32 (144A)	1,069,720
4,425,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	4,227,291
400,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/54 (144A)	404,492
900,000	Florida Development Finance Corp., The Henry Project, Series B, 6.50%, 6/1/59 (144A)	914,985
525,000	Miami-Dade County Industrial Development Authority, Academir Charter Schools, Inc., Project, Series A, 5.25%, 7/1/52 (144A)	525,898
	Total Florida	$13,685,101

	Illinois — 5.0%
2,260,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/42	$ 2,237,513
9,500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	8,494,995
	Total Illinois	$10,732,508

	Indiana — 1.7%
1,250,000	City of Valparaiso, Pratt Paper LLC Project, 5.00%, 1/1/54 (144A)	$ 1,258,275
2,500,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	2,505,675
	Total Indiana	$3,763,950

	Iowa — 3.0%
6,600,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 6,604,224
	Total Iowa	$6,604,224

	Massachusetts — 0.3%
330,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	$ 329,314
390,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	375,882
	Total Massachusetts	$705,196

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Principal Amount USD ($)		Value
	Minnesota — 0.9%
600,000	City of Brooklyn Park, Prairie Seeds Academy Project, 5.25%, 6/15/64	$ 576,372
1,430,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,313,727
	Total Minnesota	$1,890,099

	New Jersey — 0.8%
1,745,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/46	$ 1,750,165
	Total New Jersey	$1,750,165

	New York — 26.3%
5,300,000	Chautauqua Tobacco Asset Securitization Corp., 5.00%, 6/1/48	$ 5,300,265
1,000,000	Dutchess County Local Development Corp., Health Quest Systems Inc., Series B, 5.00%, 7/1/46	1,005,780
5,885,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	5,547,554
3,505,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	3,331,923
2,895,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	2,644,322
1,730,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/42	1,671,111
7,915,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	7,508,090
5,000,000	New York Transportation Development Corp., Series A, 5.25%, 1/1/50	5,000,750
3,000,000	New York Transportation Development Corp., Green Bond, 5.375%, 6/30/60	3,089,490
500,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	528,075
1,880,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/60	1,971,631
900,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	933,579
5,715,000	TSASC, Inc., Series B, 5.00%, 6/1/48	5,337,239
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Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
5,775,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/56 (144A)	$ 5,726,374
8,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	7,310,640
	Total New York	$56,906,823

	North Carolina — 0.2%
180,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/44	$ 185,573
215,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/54	216,907
	Total North Carolina	$402,480

	Ohio — 5.4%
13,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 11,692,720
	Total Ohio	$11,692,720

	Oklahoma — 2.7%
5,900,000	Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35	$ 5,902,360
	Total Oklahoma	$5,902,360

	Pennsylvania — 3.3%
600,000	Allentown Commercial and Industrial Development Authority, 5.75%, 6/15/43	$ 615,294
1,600,000	Allentown Commercial and Industrial Development Authority, 6.00%, 6/15/53	1,625,792
730,000	Allentown Neighborhood Improvement Zone Development Authority, City Center Project, 5.00%, 5/1/42 (144A)	742,439
1,100,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series B, 6.00%, 5/1/42 (144A)	1,156,595
750,000	Philadelphia Authority for Industrial Development, 4.00%, 6/1/41	670,305
2,500,000(b)	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	2,376,075
	Total Pennsylvania	$7,186,500

	Puerto Rico — 14.6%
2,402,857(b)	Commonwealth of Puerto Rico, 11/1/43	$ 1,489,243
5,000,000(b)	Commonwealth of Puerto Rico, 11/1/51	1,550,000
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Principal Amount USD ($)		Value
	Puerto Rico — (continued)
7,673,960(c)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/37	$ 7,514,725
1,796,000(c)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/41	1,722,723
3,624,000(c)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	3,243,480
5,760,645	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	5,616,629
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	2,520,700
1,300,000(b)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	1,233,336
6,844,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 4.75%, 7/1/53	6,698,565
	Total Puerto Rico	$31,589,401

	Texas — 2.9%
400,000	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., 4.875%, 6/15/59 (144A)	$ 391,992
300,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/54	290,922
3,000,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	2,775,960
2,200,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	2,305,644
450,000	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.125%, 1/1/44 (144A)	456,809
	Total Texas	$6,221,327

	Utah — 1.0%
800,000(c)	Grapevine Wash Local District, Series A-1, 6.00%, 3/1/55 (144A)	$ 761,984
500,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.00%, 6/1/44 (144A)	502,080
400,000	MIDA Mountain Village Public Infrastructure District, Series 1, 5.125%, 6/15/54 (144A)	391,260
500,000	MIDA Mountain Village Public Infrastructure District, Series 2, 6.00%, 6/15/54 (144A)	520,560
	Total Utah	$2,175,884

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Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — 3.8%
9,440,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 8,165,600
	Total Virginia	$8,165,600

	West Virginia — 5.3%
15,000,000	Tobacco Settlement Finance Authority, Series A, 4.306%, 6/1/49	$ 11,399,100
	Total West Virginia	$11,399,100

	Wisconsin — 4.8%
1,800,000	Public Finance Authority, Series A, 5.75%, 7/1/54	$ 1,909,224
250,000	Public Finance Authority, Cincinnati Classical Academy, Series A, 5.875%, 6/15/54 (144A)	250,088
1,115,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	1,092,332
8,000,000	Public Finance Authority, SearStone CCRC Project, 4.00%, 6/1/41 (144A)	7,138,000
	Total Wisconsin	$10,389,644

	Total Municipal Bonds (Cost $228,039,908)	$239,737,519

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 110.7% (Cost $228,039,908)	$239,737,519
	OTHER ASSETS AND LIABILITIES — (10.7)%	$(23,156,442)
	net assets — 100.0%	$216,581,077

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $70,846,020, or 32.7% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2025.
(c)	Represents a General Obligation Bond.
7Pioneer Municipal High Income Opportunities Fund, Inc. | 1/31/25

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
38	U.S. Ultra Bond (CBT)	3/20/25	$4,665,197	$4,501,812	$(163,385)
TOTAL FUTURES CONTRACTS			$4,665,197	$4,501,812	$(163,385)
CBT	Chicago Board of Trade.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$239,737,519	$—	$239,737,519
Total Investments in Securities	$—	$239,737,519	$—	$239,737,519
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(163,385)	$—	$—	$(163,385)
Total Other Financial Instruments	$(163,385)	$—	$—	$(163,385)
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
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